Long-term debt - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Long-term debt
Long-term debt	$ 0	$ 0	$ 275,000
Finance costs, net	3,217	6,342
Revolving credit facility
Long-term debt
Long-term debt		0
Finance costs, net	$ 3,217	$ 6,342
Revolving credit facility | Interest rate swap | Cash flow hedges
Long-term debt
Amount of Credit Facility hedged				$ 150,000
Revolving credit facility | Minimum
Long-term debt
Standby fees (in percent)	0.39%	0.39%
Revolving credit facility | Maximum
Long-term debt
Standby fees (in percent)	0.62%	0.62%
Revolving credit facility | Federal Funds Effective Rate
Long-term debt
Additional interest added to the base rate (in percent)	0.50%
Revolving credit facility | Base rate canada | Minimum
Long-term debt
Additional interest added to the base rate (in percent)	0.75%	0.75%
Revolving credit facility | Base rate canada | Maximum
Long-term debt
Additional interest added to the base rate (in percent)	1.75%	1.75%
Revolving credit facility | SOFR loan | Minimum
Long-term debt
Additional interest added to the base rate (in percent)	1.75%	1.75%
Revolving credit facility | SOFR loan | Maximum
Long-term debt
Additional interest added to the base rate (in percent)	2.75%	2.75%